INCOME/(LOSS) PER SHARE (Textual) (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Number of share options excluded from exercise shares	4,047,619	953,168	0